New accounting standards not yet in effect	12 Months Ended
Dec. 31, 2020
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
New accounting standards not yet in effect
33.	New accounting standards not yet in effect

The Entity has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 17– Insurance Contracts 1	January 1, 2021
IFRS 10 and IAS 28 (amendments)	January 1, 2020
Amendments IAS 1	January 1, 2020
Amendments IFRS 3	January 1, 2022
Amendments IAS 16	January 1, 2021
Amendments IAS 37	January 1, 2021
Annual Improvements to IFRS Standards 2018–2020	January 1, 2020

Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

IFRS 17 Insurance Contracts

The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

This standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach.

The General Model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and it will explicitly measure the cost of that uncertainty, it takes into account market interest rates and the impact of policyholders’ options and guarantees.

The implementation of this standard is likely to bring significant changes to an Company’s processes and systems, and will require much greater co-ordination between many functions of the business, including finance, actuarial and IT.

This standard is effective for annual reporting periods beginning on or after January 1, 2021, with early application permitted. It is applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied. For the purpose of the transition requirements, the date of initial application is the start if the annual reporting period in which the Company first applies this standard, and the transition date is the beginning of the period immediately preceding the date of initial application.

The Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

IFRS 10 Consolidated Financial Statements and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments IAS 1 Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current and non-current in the statement of financial position and not for the amount or time in which any asset, liability, income or expense is recognized, or the information disclosed about of those figures.

The amendments clarify that the classification of liabilities as current and non-current is based on the rights of existence at the end of the reporting period, specifying that the classification is not affected by expectations about whether the entity will exercise the right to defer the cancellation of the liability, explain that there are rights if there are agreements that must be fulfilled at the end of the reporting period, and introduce a definition of the 'agreement' to make it clear that the agreement refers to the transfer of cash from the counterparty , equity instruments, other assets or services.

The amendments apply retrospectively for annual reporting periods beginning on or after 1 January 2023, with early application permitted.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments to IFRS 3 - Reference to the Conceptual Framework

The amendments update IFRS 3 so that it can refer to the 2018 Conceptual Framework rather than the 1989 Framework. They also added a requirement that, for obligations within the scope of IAS 37, a buyer applies IAS 37 to determine whether the acquisition date is a present obligation or exists as a result of a past event. For levies that are within the scope of IFRIC 21 Levies, the buyer applies IFRIC 21 to determine whether the obligation gives rise to a liability to pay the levy that occurred on the acquisition date.

Finally, the amendments add an explicit statement that the buyer will not recognize a contingent asset acquired from a business combination.

The amendments are effective for business combinations whose acquisition date is on or after the initial period of the first annual period beginning on or after January 1, 2022. With the option of early application if the entity also applies all other updated references.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments IAS 16 Property, Plant and Equipment: Proceeds before intended

Under the amendments, proceeds from selling items before the related item of Property, Plant and Equipment is available for use should be recognized in profit or loss, together with the costs of producing those items. IAS 2 Inventories should be applied in identifying and measuring these production costs.

Companies will therefore need to distinguish between:

-costs associated with producing and selling items before the item of Property, Plant and Equipment is available for use; and

-costs associated with making the item of Property, Plant and Equipment available for its intended use.

Making this allocation of costs may require significant estimation and judgement. Companies in the extractive industry may need to monitor costs at a more granular level.

The meaning of testing the functioning of Property, Plant and Equipment. The amendments also clarify that testing whether an item of Property, Plant and Equipment is functioning properly means assessing its technical and physical performance rather than assessing its financial performance.

The Company must recognize the cumulative effect of the initial application of the amendments as an adjustment to the consolidated financial statements in retained earnings (or some capital component, as appropriate) at the beginning of the first period to be presented.

The amendments are effective for annual periods beginning on January 1, 2022 with the option of early application.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Amendments IAS 37 Onerous Contracts – Cost of Fulfilling a Contract

The amendments specify that the ‘costs to fulfill’ a contract include the ‘costs directly related to the contract’. The costs that are directly related to a contract consist of the incremental costs and the costs to fulfill a contract and the allocation of other costs that are directly related to fulfill a contract.

The amendments apply to contracts in which the Company has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity applies the amendments for the first time. The comparatives should not be reformulated. Instead, the entity should recognize the cumulative effect of the initial application of the amendments as an adjustment to the consolidated financial statements in retained earnings or some other component of equity, as appropriate, by the date of initial application.

The modifications are effective for annual periods beginning on or after January 1, 2022, with the option of early application.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.

Annual Improvements to IFRS Standards 2018 – 2020

IFRS 1 First-time Adoption of International Financial Reporting Standards

The amendment simplifies the application of IFRS 1 for a subsidiary that becomes a first-time adopter of IFRS Standards later than its parent – i.e., if a subsidiary adopts IFRS Standards later than its parent and applies IFRS 1.D16 (a), then a subsidiary may elect to measure cumulative translation differences for all foreign operations at amounts included in the consolidated financial statements of the parent, based on the parent’s date of transition to IFRS Standards.

IFRS 9 Financial Instruments

This amendment clarifies that – for the purpose of performing the ‘’10 per cent test’ for derecognition of financial liabilities – in determining those fees paid net of fees received, a borrower includes only fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf.

IFRS 16 Leases

The amendment removes the illustration of payments from the lessor relating to leasehold improvements. As currently drafted, this example is not clear as to why such payments are not a lease incentive.

The Company´s management anticipate that the application of these amendments will not have an impact on the Company consolidated financial statements in future periods should such transactions arise.